UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [X]; Amendment Number:
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               12/02/11
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          101

Form 13F Information Table Value Total:  $ 1,989,406
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                               September 30, 2011

                                                                                                             Voting Authority
                               Title of            Value    Shares/   Sh/  Put/ Invstmt    Other      ------------------------------
         Name of Issuer          class    CUSIP   (x$1000)  Prn Amt   Prn  Call Dscretn   Managers       Sole       Shared    None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                      COM    H0023R105  79,634   1,314,093 SH        Sole                 1,101,613              212,480
Flextronics International Ltd.   COM    Y2573F102  37,655   6,688,212 SH        Sole                 5,742,092              946,120
PartnerRe Ltd.                   COM    G6852T105   1,870      35,778 SH        Sole                    35,778
3M Company                       COM    88579Y101     757      10,550 SH        Sole                     5,350                5,200
AGL Resources Inc.               COM    001204106     677      16,625 SH        Sole                    16,625
AT&T Inc.                        COM    00206R102  41,480   1,454,403 SH        Sole                 1,156,768              297,635
Abbott Laboratories              COM    002824100   3,027      59,200 SH        Sole                    27,450               31,750
Allstate Corporation             COM    020002101     370      15,605 SH        Sole                    15,605
American Express Co.             COM    025816109     224       5,000 SH        Sole                     5,000
Apple Inc.                       COM    037833100  71,799     188,290 SH        Sole                   164,178               24,112
BE Aerospace Inc.                COM    073302101     479      14,455 SH        Sole                     8,665                5,790
Bank of America Corp             COM    060505104   1,921     313,842 SH        Sole                     8,490              305,352
Baxter International             COM    071813109     505       9,000 SH        Sole                     4,500                4,500
Bristol-Myers Squibb Co.         COM    110122108  56,174   1,790,111 SH        Sole                 1,460,232              329,879
Capital One Financial Corp.      COM    14040H105  53,300   1,344,953 SH        Sole                 1,057,928              287,025
CenturyLink, Inc.                COM    156700106     411      12,405 SH        Sole                    12,405
Chesapeake Energy Corp           COM    165167107   4,473     175,080 SH        Sole                    91,580               83,500
Chevron Corp                     COM    166764100  73,111     789,618 SH        Sole                   626,958              162,660
Chubb Corp                       COM    171232101  49,386     823,238 SH        Sole                   640,548              182,690
Citigroup, Inc.                  COM    172967424  56,223   2,194,930 SH        Sole                 1,852,751              342,179
Coca-Cola Company                COM    191216100   8,668     128,301 SH        Sole                    24,295              104,006
ConAgra Foods, Inc.              COM    205887102   3,086     127,420 SH        Sole                    51,020               76,400
ConocoPhillips                   COM    20825C104   2,474      39,075 SH        Sole                    33,225                5,850
Cousins Properties Inc           COM    222795106     488      83,396 SH        Sole                    18,356               65,040
Deluxe Corporation               COM    248019101     621      33,375 SH        Sole                    33,375
Eli Lilly & Co.                  COM    532457108  60,459   1,635,358 SH        Sole                 1,305,903              329,455
Entergy Corp                     COM    29364G103   1,528      23,045 SH        Sole                     5,245               17,800
Exelon Corp                      COM    30161N101   7,437     174,530 SH        Sole                    44,330              130,200
Exxon Mobil Corporation          COM    30231G102  13,841     190,575 SH        Sole                    79,475              111,100
Fifth Third Bancorp              COM    316773100   3,624     358,840 SH        Sole                   122,840              236,000
Gamestop Corp                    COM    36467W109  92,726   4,014,106 SH        Sole                 3,396,756              617,350
Gannett Co. Inc.                 COM    364730101      95      10,000 SH        Sole                    10,000
General Dynamics Corp.           COM    369550108  70,658   1,242,013 SH        Sole                 1,065,588              176,425
Goldman Sachs Group Inc          COM    38141G104   2,959      31,300 SH        Sole                     8,300               23,000
Google Inc                       COM    38259P508  82,552     160,283 SH        Sole                   137,875               22,408
Halliburton Company              COM    406216101   1,103      36,144 SH        Sole                    21,355               14,789
Hancock Holding Co               COM    410120109     324      12,072 SH        Sole                     3,511                8,561
Harsco Corporation               COM    415864107   3,143     162,100 SH        Sole                    93,500               68,600
Hess Corporation                 COM    42809H107  48,070     916,321 SH        Sole                   777,141              139,180
IBM Corp                         COM    459200101  79,172     452,746 SH        Sole                   408,508               44,238
ITT Corporation                  COM    450911102     212       5,050 SH        Sole                     5,050
Ingram Micro Inc.                COM    457153104     573      35,495 SH        Sole                    35,495
Intel Corporation                COM    458140100  69,999   3,280,960 SH        Sole                 2,814,017              466,943
JPMorgan Chase & Co              COM    46625H100   3,741     124,200 SH        Sole                    11,500              112,700
Johnson & Johnson                COM    478160104   4,023      63,172 SH        Sole                    45,172               18,000
KBR, Inc.                        COM    48242W106     931      39,405 SH        Sole                    28,115               11,290
Life Technologies Corp           COM    53217V109  49,284   1,282,428 SH        Sole                 1,100,148              182,280
Lincoln Educational Systems      COM    533535100     676      83,507 SH        Sole                    30,750               52,757
Lockheed Martin Corp.            COM    539830109  18,215     250,760 SH        Sole                   184,740               66,020
MGIC Investment Corp.            COM    552848103      31      16,450 SH        Sole                    16,450
Mattel Inc.                      COM    577081102  41,208   1,591,655 SH        Sole                 1,271,575              320,080
Merck & Co. Inc.                 COM    58933Y105  87,350   2,671,247 SH        Sole                 2,302,682              368,565
Microsoft Corporation            COM    594918104  71,750   2,882,691 SH        Sole                 2,615,661              267,030
Morgan Stanley                   COM    617446448  59,089   4,373,701 SH        Sole                 3,782,786              590,915
NII Holdings Inc.                COM    62913F201   3,798     140,930 SH        Sole                       530              140,400
Nike Inc cl B                    COM    654106103     269       3,150 SH        Sole                     3,150
Northrop Grumman Corp            COM    666807102   1,388      26,600 SH        Sole                       600               26,000
Nucor Corporation                COM    670346105   3,807     120,325 SH        Sole                    47,225               73,100
Old Republic Int'l Corp          COM    680223104     786      88,085 SH        Sole                    88,085
Oracle Corporation               COM    68389X105  88,132   3,066,518 SH        Sole                 2,669,633              396,885
PPL Corp                         COM    69351T106   1,938      67,900 SH        Sole                                         67,900
PetSmart Inc.                    COM    716768106   1,059      24,819 SH        Sole                     5,235               19,584
Philip Morris Intl               COM    718172109   5,086      81,525 SH        Sole                    31,875               49,650
Polaris Industries Inc           COM    731068102     839      16,800 SH        Sole                    16,800
PulteGroup, Inc.                 COM    745867101      90      22,700 SH        Sole                                         22,700
Raytheon Company                 COM    755111507   3,625      88,700 SH        Sole                    24,400               64,300
Regions Financial Corp           COM    7591EP100      68      20,510 SH        Sole                     1,510               19,000
SPDR DJIA ETF Trust              COM    78467X109     926       8,500 SH        Sole                     6,050                2,450
SPDR Health Care Select Index    COM    81369Y209     921      29,040 SH        Sole                    29,040
SPDR S&P 500 ETF Trust           COM    78462F103     279       2,465 SH        Sole                     2,465
SUPERVALU, Inc.                  COM    868536103     636      95,555 SH        Sole                    95,555
Selective Insurance Group        COM    816300107     157      12,000 SH        Sole                    12,000
State Street Corp                COM    857477103   8,892     276,485 SH        Sole                   198,685               77,800
SunTrust Banks, Inc.             COM    867914103     250      13,915 SH        Sole                    13,205                  710
Synovus Financial Corp           COM    87161C105      90      84,500 SH        Sole                    84,500
Sysco Corporation                COM    871829107     558      21,530 SH        Sole                    21,530
V.F. Corporation                 COM    918204108  71,836     591,148 SH        Sole                   504,668               86,480
Valero Energy Corp.              COM    91913Y100   1,944     109,330 SH        Sole                       680              108,650
Vanguard Emer Mkts ETF           COM    922042858     160       4,455 SH        Sole                     4,455
Vanguard FTSE All-World ex-US    COM    922042775     314       8,122 SH        Sole                     8,122
Vanguard Growth ETF              COM    922908736     283       5,064 SH        Sole                     5,064
Vanguard Mid-Cap ETF             COM    922908629      98       1,502 SH        Sole                     1,467                   35
Vanguard Small-Cap ETF           COM    922908751      96       1,558 SH        Sole                     1,518                   40
Vanguard Value ETF               COM    922908744     244       5,183 SH        Sole                     5,103                   80
Verizon Communications, Inc.     COM    92343V104     839      22,800 SH        Sole                    15,800                7,000
Wal-Mart Stores, Inc.            COM    931142103  78,483   1,512,202 SH        Sole                 1,263,262              248,940
Weatherford Intl Ltd             COM    H27013103   1,048      85,810 SH        Sole                    37,200               48,610
Western Digital Corp.            COM    958102105  49,591   1,928,117 SH        Sole                 1,574,889              353,228
Xerox Corporation                COM    984121103   1,242     178,218 SH        Sole                    76,440              101,778
BP PLC ADS                       ADR    055622104     335       9,284 SH        Sole                     6,167                3,117
Nokia Corporation                ADR    654902204     609     107,585 SH        Sole                   107,085                  500
Norsk Hydro ASA                  ADR    656531605     191      41,500 SH        Sole                    41,500
Novartis AG                      ADR    66987V109      11         200 SH        Sole                       200
Petroleo Brasileiro SA ADR       ADR    71654V101   2,890     139,500 SH        Sole                    29,400              110,100
Royal Dutch Shell CL A           ADR    780259206  65,110   1,058,361 SH        Sole                 1,018,726               39,635
Sanofi ADS                       ADR    80105N105  40,910   1,247,255 SH        Sole                 1,137,415              109,840
Teva Pharmaceutical              ADR    881624209  86,978   2,336,855 SH        Sole                 1,997,430              339,425
Vale S.A.                        ADR    91912E105  38,179   1,674,533 SH        Sole                 1,485,863              188,670
American Funds- Growth Fnd of    MF     399874403     303      11,447 SH        Sole                    11,447
Aston/Cornerstone Large Cap Fu   MF     00078H844      68       7,564 SH        Sole                     7,564
Vanguard Intermediate Term Bon   MF     921937306     463      39,129 SH        Sole                    39,129
REPORT SUMMARY         101 DATA RECORDS         1,989,406                       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED